Income Taxes - Summary of Income Tax Expense (benefit) (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current income tax expense (benefit)					$ 20	$ (452)
Deferred income tax expense (benefit)					88	(211)
Income tax expense (benefit)	$ (1,171)	$ (847)	$ (397)	$ (605)	$ 108	$ (663)